Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions
22. Related Party Transactions
The following is a summary of the transactions that were carried out with related parties during 2025:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$15,422	$393,193
Purchase of cement	74,214	2,365
Management fee	16,731	8,997
Other	4,700	858
	$111,067	$405,413
The following is a summary of the transactions that were carried out with related parties during 2024:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$14,480	$365,895
Purchase of cement	103,300	3,168
Management fee	14,463	4,217
Other	2,836	1,342
	$135,079	$374,622
The following is a summary of the transactions that were carried out with related parties during 2023:

	Purchases and charges from related parties	Amounts owed to related parties, net

Financing	$11,391	$342,857
Purchase of cement	107,122	6,281
Management fee	11,043	3,659
Other	2,621	1,527
	$132,177	$354,324
Purchases of cement consist of cement imports from Group subsidiaries, primarily Titan Cement Company S.A. Management fee consists of charges for Group centrally performed services, including IT, human resources, procurement and corporate engineering, Other related party charges consist of other charges incurred at the Group level for expenditures that benefit the Company and are cross-charged to the Company as incurred. Outstanding balances at the year-end related to purchases from related parties are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables.
22. Related Party Transactions (continued)
Dividends/Return of Capital
On October 19, 2023, Titan Atlantic declared a dividend to Titan Cement Company S.A. and Columbus Properties BV of €32,000 ($33,786 equivalent) which was paid on October 20, 2023. During 2023, Titan Atlantic did not declare any returns of capital.
On July 15 and 18, 2024, Titan Atlantic declared and paid dividends of $80,000 (€73,450 euro equivalent) and $5,069 (€4,635 euro equivalent), respectively, to Titan Cement Company S.A. and Columbus Properties BV.
On October 24, 2024, Titan Atlantic declared and on October 25, 2024 paid a return of capital of $51,591 (€47,819 euro equivalent) to Titan SA. On this same date Titan Atlantic capitalized into common stock, share premium of $51,591(€47,819 euro equivalent) resulting in $155 (€143 Euro equivalent) of Greek federal tax. The return of capital was funded through a combination of drawdowns on short-term third party and short-term and long-term related party credit facilities.
During 2025, Titan America SA declared and paid share premium distributions to its shareholders, including its parent Titan SA. On May 6, 2025, the Company declared a share premium distribution of $0.08 per share and on June 25, 2025, paid $12,783 to Titan SA. On July 29, 2025, the Company declared a share premium distribution of $0.04 per share, and on October 15, 2025, paid $6,391 to Titan SA. On October 29, 2025, the Company declared a share premium distribution of $0.04 per share, and on December 29, 2025, paid $6,391 to Titan SA.
Key Management Compensation
Key management compensation for all payroll-related expenses for vice-president level positions and higher for the years ended December 31, 2025, 2024, and 2023 is as follows:

	2025	2024	2023
Salaries and related payroll taxes	$13,862	$13,718	$11,518
Short-term employee benefits	768	718	683
Retirement plan contributions	293	257	235
Long-term incentives, including stock-based payments	4,980	3,131	2,577
Termination benefits	634	128	—
Other	733	96	291
Total key management compensation	$21,270	$18,048	$15,304
Number of key management employees at December 31	24	26	25
Titan SA Long-Term, Stock-Based Incentive Plan
Titan SA maintains a long-term, stock-based incentive plan (TIP) for certain employees of Titan SA and its subsidiaries, including the Company. Participants in the plan are awarded a conditional grant of Titan SA shadow shares at no consideration in April (or later) of each year. (see Note 1.14).
At each reporting date until vesting, the Company calculates a best estimate of the cumulative expense to be recognized in relation to each TIP award at that date, being the product of the fair value of the award at grant date, the number of awards that will vest (best estimate) and the expired portion of the vesting period.
The charge to the Consolidated Statements of Income for the period is the cumulative amount calculated above less the amounts already charged in previous periods. In the year of vesting, Titan SA charges the Company an amount equivalent to the fair market value of Titan SA shares made available to Company TIP participants at the vesting date. The amount charged is recorded as a reduction to Stockholders’ Equity in the Consolidated Statement of Financial Position.
For the years ended December 31, 2025, 2024 and 2023, $2,118, $3,841 and $3,147 respectively, was recorded as general and administrative expense in the Consolidated Statements of Income related to TIP awards.
22. Related Party Transactions (continued)
During 2025, Titan SA recharged the Company $9,828, an amount equivalent to the fair market value of shares made available to Company TIP participants following the March 2025 conclusion of the vesting period. Of the $9,828 paid by the Company to Titan SA, $3,369 (representing an amount equal to the expense recognized during the vesting periods) was included within cash flows from operating activities in the Consolidated Statement of Cash Flows. The remaining, $6,459 (representing the excess over the expense recognized during the vesting periods) was treated as a distribution from the Company to Titan SA and was included in cash flows from financing activities in the Consolidated Statement of Cash Flows.
During 2024, Titan SA recharged the Company $5,891, an amount equivalent to the fair market value of shares made available to Company TIP participants following the March 2024 conclusion of the vesting period. Of the $5,891 paid by the Company to Titan SA, $3,061 (representing an amount equal to the expense recognized during the vesting periods) was included within cash flows from operating activities in the Consolidated Statement of Cash Flows. The remaining $2,830 (representing the excess over the expense recognized during the vesting periods) was treated as a distribution from the Company to Titan SA and was included in cash flows from financing activities in the Consolidated Statement of Cash Flows.
During 2023, Titan SA recharged the Company $1,762, an amount equivalent to the fair market value of shares made available to Company TIP participants following the March 2023 conclusion of the vesting period. Of the $1,762 paid by the Company to Titan SA, $1,333 (representing an amount equal to the expense recognized during the vesting periods) was included within cash flows from operating activities in the Consolidated Statement of Cash Flows. The remaining $429 (representing the excess over the expense recognized during the vesting periods) was treated as a distribution from the Company to Titan SA and was included in cash flows from financing activities in the Consolidated Statement of Cash Flows.
Movements in the number of shadow shares outstanding for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Shadow shares outstanding, January 1	738	784	653
Granted and transferred	(1)	179	260
Vested and distributed	(193)	(202)	(113)
Cancelled	(69)	(23)	(16)
Shadow shares outstanding, December 31	475	738	784

Fair value of awards granted in year (€ per share)	€35.00	€29.10	€14.64
Fair value of awards granted in year ($ per share)	$41.34	$31.15	$16.08

The stock price of Titan SA’s common share was €52.70 ($61.92) at December 31, 2025, €40.20 ($41.87) at December 31, 2024, and €21.25 ($23.48) at December 31, 2023.